Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 – INTANGIBLE ASSETS

There were no impairment charges taken for the domain name during the three months ended March 31, 2018 and 2017.

Intangible assets consist of the following as of March 31, 2018 and December 31, 2017:

Classification	2018	2017
Domain name	$2,000	$2,000
Facilities Manager’s Package Online	1,022	1,022
MLC CD Systems (software)	7,560	7,560
Total	10,582	10,582
Less: Accumulated amortization	(5,119)	(4,690)
Intangible assets, net	$5,463	$5,892

NOTE 8 - INTANGIBLE ASSETS

There were no impairment charges taken for the domain name during the year ended December 31, 2017 and December 31, 2016.

Intangible assets consist of the following at December 31, 2017 and December 31, 2016:

Classification	2017	2016
Domain name	$2,000	$2,000
Facilities Manager’s Package Online	1,022	1,022
MLC CD Systems (software)	7,560	7,560
Total	10,582	10,582
Less: Accumulated amortization	(4,690)	(2,978)
Intangible assets, net	$5,892	$7,604